Equity-based Compensation - Assumptions Used in Calculating Fair Value of Options (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Share-Based Payment Arrangement [Abstract]
Share-Based Payment Arrangement, Expense, Tax Benefit	$ 20,693	$ 21,169	$ 17,986